Summary of Significant Accounting Policy - Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Total Assets Measured at Fair Value	$ 0	$ 0
Liabiity for lack of authorized shares		852,091
Derivative Liability	324,532	4,235,016
Total Liabilities Measured at Fair Value	324,532	5,087,107
Level 3 [Member]
Total Assets Measured at Fair Value	0	0
Liabiity for lack of authorized shares		852,091
Derivative Liability	0	4,235,016
Total Liabilities Measured at Fair Value	0	5,087,107
Level 1 [Member]
Total Assets Measured at Fair Value	0	0
Liabiity for lack of authorized shares		0
Derivative Liability	0	0
Total Liabilities Measured at Fair Value	0	0
Level 2 [Member]
Total Assets Measured at Fair Value	0	0
Liabiity for lack of authorized shares		0
Derivative Liability	324,532	0
Total Liabilities Measured at Fair Value	$ 324,532	$ 0